Accounts and notes receivable, net (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Receivables from franchisees	$ 56,989	$ 46,320
Debit and credit card receivables	61,584	28,492
Delivery sales receivables	37,711	36,983
Meal voucher receivables	7,490	7,081
Notes receivable	1,388	859
Allowance for doubtful accounts	(680)	(294)
Accounts and notes receivable, net	$ 164,482	$ 119,441